                                  UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdon

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Cawdron
Title: Director
Phone: 001-212-223-6502

Signature, Place, and Date of Signing:


/s/ Richard Cawdron                     London, United Kingdom   1/15/08
-------------------------------------   ----------------------   -------
[Signature]                                 [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   _______________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:    140,071
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name

___   28-___________________   _________________________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          Column 1              Column 2    Column 3 Column 4        Column 5         Column 6  Column 7         Column 8
          --------           ------------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR         PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                   CLASS       CUSIP   (x$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               ------------- --------- -------- ---------- ------ ---- ---------- -------- ---------- ------ ----
TAIWAN SEMICONDUCTOR MFG LTD Sponsored ADR 874039100  140,071 14,063,400   SH           SOLE             14,063,400

NY:1157018.1